United States

Securities and Exchange Commission

Washington, D.C.  20549

Form N-Q

Quarterly Schedule of Portfolio Holdings

of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Income Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  1/31/07

Date of Reporting Period:  Quarter ended 4/30/06

Item 1.

Schedule of Investments

FEDERATED INCOME TRUST

PORTFOLIO OF INVESTMENTS

April 30, 2006 (unaudited)

Principal Amount			Value
		ADJUSTABLE RATE MORTGAGES--0.7%
$3,670,520		Federal National Mortgage Association ARM, 4.360%, 5/1/2034 (IDENTIFIED COST $3,681,417)	$3,544,358
		MORTGAGE BACKED SECURITIES--96.8%[1]
		Federal Home Loan Mortgage Corporation –55.6%
33,869,937		4.500%, 1/1/2019 - 6/1/2019	32,274,067
107,402,353		5.000%, 8/1/2018 - 2/1/2036	102,548,093
95,779,956	[2]	5.500%, 3/1/2021 - 5/1/2036	93,152,223
37,587,688	[2]	6.000%, 10/1/2020 - 6/1/2036	37,514,015
5,177,710		6.500%, 9/1/2029 - 6/1/2036	5,264,948
3,333,779		7.000%, 10/1/2007 - 3/1/2032	3,427,461
3,900,835		7.500%, 12/1/2022 - 2/1/2031	4,075,835
667,241		8.000%, 9/1/2014 - 11/1/2029	697,483
164,278		9.000%, 4/1/2009 - 2/1/2013	167,882
47,459		9.500%, 11/1/2009 - 9/1/2016	50,753
13,432		11.500%, 12/1/2014	15,301
		TOTAL	279,188,061
		Federal National Mortgage Association –39.8%
14,167,227	[2]	4.500%, 4/1/2020 - 5/1/2021	13,487,623
35,684,508		5.000%, 7/1/2019 - 4/1/2034	34,216,260
81,107,562		5.500%, 11/1/2016 - 12/1/2035	79,226,219
46,779,280	[2]	6.000%, 6/1/2016 - 6/1/2036	46,586,286
18,172,518		6.500%, 12/1/2027 - 5/1/2035	18,513,456
3,237,795		7.000%, 7/1/2029 - 2/1/2032	3,333,858
1,066,709		7.500%, 3/1/2010 - 8/1/2031	1,097,781
944,611		8.000%, 12/1/2026	1,007,265
1,231,625		10.000%, 11/1/2009 - 3/1/2025	1,353,990
642,486		10.500%, 12/1/2019 - 4/1/2022	706,106
		TOTAL	199,528,844
		Government National Mortgage Association –1.4%
5,490,168		7.000%, 6/15/2026 - 1/15/2032	5,717,768
47,462		7.500%, 1/15/2031	49,785
712,343		8.000%, 11/15/2023 - 7/15/2030	757,746
530,907		8.500%, 12/15/2029 - 6/15/2030	565,919
		TOTAL	7,091,218
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $491,775,390)	485,808,123
		REPURCHASE AGREEMENTS--15.3%
26,000,000	[3]	Interest in $137,000,000 joint repurchase agreement 4.80%, dated 4/12/2006 under which Banc of America Securities LLC will repurchase U.S. Government Agency securities with various maturities to 1/15/2033 for $137,529,733 on 5/11/2006. The market value of the underlying securities at the end of the period was $141,467,480 (segregated pending settlement of dollar-roll transactions).	26,000,000
16,863,000		Interest in $3,400,000,000 joint repurchase agreement 4.79%, dated 4/28/2006 under which Bank of America N.A. will repurchase a U.S. Government Agency security maturing on 2/1/2036 for $3,401,357,167 on 5/1/2006. The market value of the underlying security at the end of the period was $3,468,000,001.	16,863,000
25,777,000	[3]	Interest in $137,000,000 joint repurchase agreement 4.80%, dated 4/12/2006 under which Credit Suisse First Boston Corp. will repurchase U.S. Treasury securities with various maturities to 2/15/2009 for $137,529,733 on 5/11/2006. The market value of the underlying securities at the end of the period was $142,710,942 (segregated pending settlement of dollar-roll transactions).	25,777,000
4,300,000	[3]	Interest in $30,000,000 joint repurchase agreement 4.87%, dated 4/18/2006 under which Deutsche Bank Securities, Inc. will repurchase a U.S. Treasury security and U.S. Government Agency securities with various maturities to 1/1/2036 for $30,113,633 on 5/16/2006. The market value of the underlying securities at the end of the period was $30,841,064 (segregated pending settlement of dollar-roll transactions).	4,300,000
4,000,000	[3]	Interest in $25,000,000 joint repurchase agreement 4.82%, dated 4/18/2006 under which Morgan Stanley & Co., Inc. will repurchase U.S. Government Agency securities with various maturities to 10/1/2032 for $25,093,722 on 5/16/2006. The market value of the underlying securities at the end of the period was $25,598,928 (segregated pending settlement of dollar-roll transactions).	4,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	76,940,000
		TOTAL INVESTMENTS—112.8% (IDENTIFIED COST $572,396,807)[4]	566,292,481
		OTHER ASSETS AND LIABILITIES – NET—(12.8)%	(64,335,504)
		TOTAL NET ASSETS—100%	$501,956,977

1

Because of monthly principal payments, the average lives of the Federal Home Loan Mortgage Corp., Federal National Mortgage Association, and Government National Mortgage Association securities approximates one to ten years.

2	All or a portion of these securities are subject to dollar-roll transactions.

	Maximum amount outstanding during the period	$72,413,086
	Average amount outstanding during the period[1]	$49,613,233
	Average shares outstanding during the period	504,979,596
	Average debt per share outstanding during the period	$0.10
	[1] The average amount outstanding during the period was calculated by adding the borrowings at the end of the day and dividing the sum by the numbers of days in the quarter ended April 30, 2006.

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4

The cost of investments for federal tax purposes amounts to $572,396,807. The net unrealized depreciation of investments for federal tax purposes was $6,104,326. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $820,736 and net unrealized depreciation from investments for those securities haiving an excess of cost over value of $6,925,062.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2006.

Investment Valuation

The Fund generally values fixed-income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For other securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities.  Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

The following acronym is used throughout this portfolio:

ARM	----Adjustable Rate Mortgage

Item 2.

Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.

Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant

Federated Income Trust

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date

June 21, 2006

By

/S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date

June 21, 2006